N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN FIDELITY SEPARATE ACCOUNT B
Entity Central Index Key	0001029446
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

	FEES, EXPENSES, AND ADJUSTMENTS	CROSS-REFERENCE(S)

Are There Charges or Adjustments for Early Withdrawal?
Yes. If you withdraw money from the Policy within the first eight policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments.
For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.
Fee Table; -Withdrawal Charge; Surrenders and Withdrawals

Are There Transaction Charges?	Yes. In addition to withdrawal charges, you may also be charged for transfers between investment options. There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.	Fee Table; -Transfer Charge

Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.	Fee Table; Charge

	Annual Fee	Minimum	Maximum

	Base Contract (as a percentage of average account value - only one contract class offered)	1.51%	1.51%

Are There Ongoing Fees and Expenses?	Portfolio Company fees and expenses as a percentage of net asset value	0.13%	0.83%

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,479	Highest Annual Cost: $2,039

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of Contract Class and Portfolio Company fees and expenses

•
No sales charges

•
No additional purchase payments, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of
contract class and Portfolio
Company fees and expenses

•
No sales charges

•
No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]	Yes. If you withdraw money from the Policy within the first eight policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments.For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Yes. In addition to withdrawal charges, you may also be charged for transfers between investment options. There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.
Ongoing Fees and Expenses [Table Text Block]

Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.	Fee Table; Charge

	Annual Fee	Minimum	Maximum

	Base Contract (as a percentage of average account value - only one contract class offered)	1.51%	1.51%

Are There Ongoing Fees and Expenses?	Portfolio Company fees and expenses as a percentage of net asset value	0.13%	0.83%

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.51%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.51%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.83%
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,479	Highest Annual Cost: $2,039

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of Contract Class and Portfolio Company fees and expenses

•
No sales charges

•
No additional purchase payments, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of
contract class and Portfolio
Company fees and expenses

•
No sales charges

•
No additional purchase payments,
transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,479
Highest Annual Cost [Dollars]	$ 2,039
Risks [Table Text Block]

	RISKS	CROSS-REFERENCE(S)

Is There a Risk of Loss from Poor Performance	Yes. You can lose money by investing in the policy.	Principal Risks of Investing in the Policy

Is this a Short-Term Investment?	No. A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes. Amounts withdrawn from the policy may result in surrender charges, taxes, and tax penalties.	Principal Risks of Investing in the Policy

What Are the Risks Associated with the Investment Options?	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy

What Are the Risks Related to the Insurance Company?	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.	Principal Risks of Investing in the Policy

Investment Restrictions [Text Block]	Yes. At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account. The fee is $25 per transfer or 2% of the amount transferred, whichever is less.Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year.We reserve the right to remove or substitute Portfolio Companies as investment options.
Key Information, Benefit Restrictions [Text Block]	Yes. We reserve the right to modify, limit, or terminate certain benefits available under the policy, including the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax‑qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	The policy is sold exclusively through investment professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer, and who are compensated for selling the policy with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing other features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options. State premium taxes may also be deducted.

Transaction Expenses

	Policy Year	Withdrawal Charge
Surrender Charge (as a percentage of the amount surrendered)	1	8%
	2	7%
	3	6%
	4	5%
	5	4%
	6	3%
	7	2%
	8	1%
	9+	0%
Transfer Fee* Loan Interest Rate	$25 per transfer or 2% of the amount transferred, whichever is less. 5%.
*
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).

Annual Contract Expenses
	Current Fee		Maximum Fee
Administrative Expenses	$15	*	$36
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%
*
We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document (see “Appendix: Investment Options Available Under the Contract”).

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).	0.13%	0.83%
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,375	$13,135	$16,583	$26,671

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,375	$7,308	$12,496	$26,671
Minimum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,672	$11,131	$13,154	$19,396

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,672	$5,180	$8,921	$19,396

Transaction Expenses [Table Text Block]

Transaction Expenses

	Policy Year	Withdrawal Charge
Surrender Charge (as a percentage of the amount surrendered)	1	8%
	2	7%
	3	6%
	4	5%
	5	4%
	6	3%
	7	2%
	8	1%
	9+	0%
Transfer Fee* Loan Interest Rate	$25 per transfer or 2% of the amount transferred, whichever is less. 5%.
*
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Transfer Fee, Current [Dollars]	$ 25	[1]
Transfer Fee, Footnotes [Text Block]	There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
Other Transaction Fee, Current [Percent]	5.00%
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses
	Current Fee		Maximum Fee
Administrative Expenses	$15	*	$36
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%
*
We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

Administrative Expense, Maximum [Dollars]	$ 36
Administrative Expense, Current [Dollars]	$ 15	[2]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.75%
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[2]
Base Contract Expense, Footnotes [Text Block]	We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).	0.13%	0.83%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses).
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.83%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,375
Surrender Expense, 1 Year, Minimum [Dollars]	9,672
Surrender Expense, 3 Years, Maximum [Dollars]	13,135
Surrender Expense, 3 Years, Minimum [Dollars]	11,131
Surrender Expense, 5 Years, Maximum [Dollars]	16,583
Surrender Expense, 5 Years, Minimum [Dollars]	13,154
Surrender Expense, 10 Years, Maximum [Dollars]	26,671
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,396
No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Portfolio Company Expenses, as indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,375	$13,135	$16,583	$26,671

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,375	$7,308	$12,496	$26,671
Minimum Portfolio Company Total Operating Expenses

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,672	$11,131	$13,154	$19,396

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$1,672	$5,180	$8,921	$19,396

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,375
No Surrender Expense, 1 Year, Minimum [Dollars]	1,672
No Surrender Expense, 3 Years, Maximum [Dollars]	7,308
No Surrender Expense, 3 Years, Minimum [Dollars]	5,180
No Surrender Expense, 5 Years, Maximum [Dollars]	12,496
No Surrender Expense, 5 Years, Minimum [Dollars]	8,921
No Surrender Expense, 10 Years, Maximum [Dollars]	26,671
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,396
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Market Risk. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.
Early Withdrawal Risk. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Insurance Company Risk. Investment in the policy is subject to the risks related to the Insurance Company, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.
Contract Changes Risk. There is the risk that in the future we will exercise our right to change certain fees or features of the policy, including the following:
•	We reserve the right to add or remove sub‑accounts as investment options;
•	At our discretion, we may substitute any of the portfolios available under the policy with another investment option;
•	We reserve the right to limit transfers; and
•	We may modify or limit certain policy features.
Risk of Loss. You can lose money by investing in the policy.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the policy.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.

Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•   The minimum amount that may be transferred from the GIA to an investment option is $500.

•   Only the GIA can be used as a source of the transfer.

•   Only available during the accumulation phase.

•   A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.

Systematic Withdrawal Program	Allows you to receive periodic withdrawals.	Standard	None
•   Program available after first policy year.

•   Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.

•   Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.

•   We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner spouse dies, the surviving joint owner spouse, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.

Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.	Standard	None
•   The minimum amount that may be transferred from the GIA to an investment option is $500.

•   Only the GIA can be used as a source of the transfer.

•   Only available during the accumulation phase.

•   A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.

Asset Rebalancing	Allows you to have your investments rebalanced to your percentage allocation selection.	Standard	None	• Only available during the accumulation phase.

Systematic Withdrawal Program	Allows you to receive periodic withdrawals.	Standard	None
•   Program available after first policy year.

•   Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.

•   Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.

•   We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

Benefits Description [Table Text Block]
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner spouse dies, the surviving joint owner spouse, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Calculation Method of Benefit [Text Block]
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner spouse dies, the surviving joint owner spouse, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.
If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non‑spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60‑day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Options
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM [1], [2] Adviser: Capital Research and Management CompanySM Sub adviser: None	0.25%	17.50%	14.17%	12.65%
Stock/International Growth Fund	American Funds Insurance Series® EUPAC Fund™ 2, [3] [4] Adviser: Capital Research and Management CompanySM Sub adviser: None	0.47%	27.04%	3.66%	7.26%
Stock Index Fund	BNY Mellon Stock Index Fund, Inc.[5] Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Mellon Investments Corporation (Index Provider)	0.27%	17.53%	14.11%	14.52%
[1]
The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.

[2]	Class 1 Shares.
[3]
The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board

[4]	American Funds Insurance Series ® – International Fund was renamed to American Funds Insurance Series ® – EUPAC Fund™ effective on May 1, 2026.
[5]	Initial Share Class.

Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Small Cap Portfolio[5] Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment adviser: Newton Investment Management North America, LLC	0.83%	10.99%	4.26%	7.83%
Large Blend Fund	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.5, [6] Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Adviser: Wellington Management Company, LLP Sub adviser: None	0.20%	16.46%	9.29%	10.03%
Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio[7] Adviser: PRIMECAP Management Company Sub adviser: None	0.34%	28.98%	13.97%	14.96%
Stock/Mid‑Cap Index Fund	Vanguard® Variable Insurance Fund Mid‑Cap Index Portfolio Adviser: Vanguard Strategic Equity Index Management Sub adviser: None	0.17%	11.54%	8.46%	10.77%
[6]
The investment adviser has contractually agreed, until May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b‑1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after May 1, 2027, the investment adviser may terminate this expense limitation agreement at any time.

[7]	Vanguard® Variable Insurance Fund – Capital Growth Portfolio will be renamed to Vanguard® Variable Insurance Fund – PRIMECAP Portfolio on or about May 12, 2026.

Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Adviser: Vanguard Fixed Income Group Sub adviser: None	0.14%	6.94%	(0.51)%	1.90%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Adviser: Vanguard Global Equity Index Management Sub adviser: None	0.13%	16.93%	12.98%	14.10%

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p‑1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Portfolio Company and Adviser/Sub adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund SM [1], [2] Adviser: Capital Research and Management CompanySM Sub adviser: None	0.25%	17.50%	14.17%	12.65%
Stock/International Growth Fund	American Funds Insurance Series® EUPAC Fund™ 2, [3] [4] Adviser: Capital Research and Management CompanySM Sub adviser: None	0.47%	27.04%	3.66%	7.26%
Stock Index Fund	BNY Mellon Stock Index Fund, Inc.[5] Investment Adviser: BNY Mellon Investment Adviser, Inc. Sub Investment Adviser: Mellon Investments Corporation (Index Provider)	0.27%	17.53%	14.11%	14.52%
[1]
The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.

[2]	Class 1 Shares.
[3]
The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board

[4]	American Funds Insurance Series ® – International Fund was renamed to American Funds Insurance Series ® – EUPAC Fund™ effective on May 1, 2026.
[5]	Initial Share Class.

American Funds Insurance Series Washington Mutual Investors Fund SM [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/Income and Growth
Portfolio Company Name [Text Block]	American Funds Insurance Series®Washington Mutual Investors Fund SM	[3]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.65%
American Funds Insurance Series EUPAC Fund TM [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/International Growth Fund
Portfolio Company Name [Text Block]	American Funds Insurance Series®EUPAC Fund™	[4],[5],[6]
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
BNY Mellon Stock Index Fund Inc [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock Index Fund
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc.	[7]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation (Index Provider)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	14.52%
BNY Mellon Variable Investment Fund Small Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/Small Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Small Cap Portfolio
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	4.26%
Average Annual Total Returns, 10 Years [Percent]	7.83%
BNY Mellon Sustainable U S Equity Portfolio Inc [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend Fund
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	[8]
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Vanguard Variable Insurance Fund Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Vanguard Variable Insurance Fund Capital Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/Growth Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundCapital Growth Portfolio	[9]
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Vanguard Variable Insurance Fund Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/Mid‑Cap Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundMid‑Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Bond/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundTotal Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Stock/Index Fund
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance FundTotal Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Policy Year 1 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Policy Year 2 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Policy Year 3 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Policy Year 4 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Policy Year 5 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	4.00%
Policy Year 6 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	3.00%
Policy Year 7 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	2.00%
Policy Year 8 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	1.00%
Policy Year 9 Plus [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals may significantly reduce the benefit.
Name of Benefit [Text Block]	Death Benefit
Automatic Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer an established amount of money on a regular basis from the Guaranteed Interest Account (GIA) to an investment option.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• The minimum amount that may be transferred from the GIA to an investment option is $500.• Only the GIA can be used as a source of the transfer.• Only available during the accumulation phase.• A minimum balance of $10,000 is required to be held in the GIA to enroll in the program.
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Asset Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments rebalanced to your percentage allocation selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation phase.
Name of Benefit [Text Block]	Asset Rebalancing
Systematic Withdrawal Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Program available after first policy year.• Withdrawal charge applies to amounts withdrawn over the 10% free withdrawal.• Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.• We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the policy.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes. Amounts withdrawn from the policy may result in surrender charges, taxes, and tax penalties.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.

Early Withdrawal Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Early Withdrawal Risk. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk. Investment in the policy is subject to the risks related to the Insurance Company, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

Contract Changes Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Contract Changes Risk. There is the risk that in the future we will exercise our right to change certain fees or features of the policy, including the following:
•	We reserve the right to add or remove sub‑accounts as investment options;
•	At our discretion, we may substitute any of the portfolios available under the policy with another investment option;
•	We reserve the right to limit transfers; and
•	We may modify or limit certain policy features.

[1]	There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
[2]	We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Contract Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
[3]	The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board.
[4]	American Funds Insurance Series ® – International Fund was renamed to American Funds Insurance Series ® – EUPAC Fund™ effective on May 1, 2026.
[5]	Class 1 Shares.
[6]	The investment adviser is currently waiving a portion of its management fee equal to 0.06% of the fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the fund’s board
[7]	Initial Share Class.
[8]	The investment adviser has contractually agreed, until May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b‑1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after May 1, 2027, the investment adviser may terminate this expense limitation agreement at any time.
[9]	Vanguard® Variable Insurance Fund – Capital Growth Portfolio will be renamed to Vanguard® Variable Insurance Fund – PRIMECAP Portfolio on or about May 12, 2026.